UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23419

Leader Funds Trust

(Exact name of registrant as specified in charter)

315 W. Mill Plain Blvd., Suite 204, Vancouver, WA 98660

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 503-294-1010

Date of fiscal year ends: May 31st

Date of reporting period: July 1, 2019 – June 30, 2020

ITEM 1. PROXY VOTING RECORD:

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Appended hereto is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2020 with respect to which the Registrant was entitled to vote:

Registrant:		Leader Funds Trust - Leader High Quality Low Duration Bond Fund							Item 1, Exhibit A
Investment Company Act file number: 811-23419
Reporting Period:		July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	No Proxies Received/Voted.
2
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30

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST

Registrant:		Leader Funds Trust - Leader Short Term High Yield Bond Fund								Item 1, Exhibit A
Investment Company Act file number: 811-23419
Reporting Period:		July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	EV Senior Floating Rate Trust -C	EFR	27828Q402	Annual , 8/15/19	1	Election of Trustees: Cynthia Frost	MGMT	Y	Withhold	For
3						Valerie Mosley, Scott Wennerholm
4
5	EV Senior Floating Rate Trust -D	EFR	27828Q501	Annual , 8/15/19	1	Election of Trustees: Cynthia Frost	MGMT	Y	Withhold	For
6						Valerie Mosley, Scott Wennerholm
7
8	EV Senior Floating Rate Trust -C	EFR	27828Q402	Annual , 8/13/20	1	Election of Trustees: Thomas Faust Jr.	MGMT	Y	Withhold	For
9						Mark Fetting, George Gorman,
10						William Park
11
12	EV Senior Floating Rate Trust -D	EFR	27828Q501	Annual , 8/13/20	1	Election of Trustees: Thomas Faust Jr.	MGMT	Y	Withhold	For
13						Mark Fetting, George Gorman,
14						William Park
15
16
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20
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30

A.	CONTENT KEY:
B.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
C.	Ticker - e.g., MSFT
D.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
E.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
F.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
G.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
H.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
I.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
Management Recommendation - FOR or AGAINST

Registrant:		Leader Funds Trust - Leader Total Return Fund							Item 1, Exhibit A
Investment Company Act file number: 811-23419
Reporting Period:		July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	No Proxies Received/Voted.
2
3
4
5
6
7
8
9
10
11
12
13
14
15
16
17
18
19
20
21
22
23
24
25
26
27
28
29
30

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LEADER FUNDS TRUST

By (Signature and Title)* _/s/ John Lekas

John Lekas, President

Date: July 7, 2020

* Print the name and title of each signing officer under his or her signature.